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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.0%
AEROSPACE & DEFENSE—2.7%
The Boeing Co.	220,182	$78,450,847
United Technologies Corp.	169,373	22,990,691
		101,441,538
AIR FREIGHT & LOGISTICS—0.0%
XPO Logistics, Inc.*	16,506	1,645,978
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Adidas AG	25,889	5,723,647
PVH Corp.	128,057	19,659,310
		25,382,957
APPLICATION SOFTWARE—5.9%
Adobe Systems, Inc.*	228,737	55,967,369
Autodesk, Inc.*	293,107	37,646,663
salesforce.com, Inc.*	939,701	128,879,992
		222,494,024
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
BlackRock, Inc., Cl. A	11,090	5,575,608
AUTO PARTS & EQUIPMENT—0.3%
Aptiv PLC.	130,357	12,784,111
BIOTECHNOLOGY—3.2%
Biogen, Inc.*	20,382	6,815,129
BioMarin Pharmaceutical, Inc.*	175,147	17,612,782
Exact Sciences Corp.*	101,323	5,922,330
Sarepta Therapeutics, Inc.*	238,162	27,683,951
Vertex Pharmaceuticals, Inc.*	361,727	63,320,311
		121,354,503
COMMUNICATIONS EQUIPMENT—0.3%
Palo Alto Networks, Inc.*	46,656	9,250,019
CONSTRUCTION MATERIALS—1.5%
Vulcan Materials Co.	491,183	55,012,496
DATA PROCESSING & OUTSOURCED SERVICES—6.1%
Automatic Data Processing, Inc.	69,387	9,366,551
GreenSky, Inc., Cl. A*	68,917	1,192,264
PayPal Holdings, Inc.*	480,553	39,472,623
Visa, Inc., Cl. A	1,295,694	177,173,198
		227,204,636
DIVERSIFIED BANKS—0.8%
Bank of America Corp.	337,453	10,420,549
Citigroup, Inc.	22,727	1,633,844
JPMorgan Chase & Co.	140,623	16,164,614
		28,219,007
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	265,214	18,238,767
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	91,608	18,732,004

	SHARES	VALUE
COMMON STOCKS—94.0% (CONT.)
FINANCIAL EXCHANGES & DATA—3.0%
Intercontinental Exchange, Inc.	865,904	$63,998,965
S&P Global, Inc.	239,496	48,004,578
		112,003,543
HEALTH CARE EQUIPMENT—4.4%
Boston Scientific Corp.*	1,123,789	37,770,548
Danaher Corp.	534,609	54,840,191
Intuitive Surgical, Inc.*	36,213	18,403,085
Medtronic PLC.	276,992	24,992,988
Zimmer Biomet Holdings, Inc.	233,377	29,293,481
		165,300,293
HOME ENTERTAINMENT SOFTWARE—0.1%
Electronic Arts, Inc.*	30,200	3,888,250
HOME IMPROVEMENT RETAIL—3.0%
The Home Depot, Inc.	563,976	111,396,540
HOTELS RESORTS & CRUISE LINES—0.4%
Norwegian Cruise Line Holdings Ltd.*	329,433	16,481,533
HYPERMARKETS & SUPER CENTERS—0.0%
BJ’s Wholesale Club Holdings, Inc.*	49,363	1,223,709
INDUSTRIAL CONGLOMERATES—2.4%
Honeywell International, Inc.	565,052	90,210,552
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	228,386	37,494,130
INDUSTRIAL MACHINERY—0.8%
Stanley Black & Decker, Inc.	195,836	29,271,607
INTERNET & DIRECT MARKETING RETAIL—9.8%
Amazon.com, Inc.*	190,117	337,921,560
Netflix, Inc.*	87,271	29,449,599
		367,371,159
INTERNET SOFTWARE & SERVICES—13.6%
Alibaba Group Holding Ltd.#*	489,258	91,603,775
Alphabet, Inc., Cl. C*	158,275	192,661,827
Altaba, Inc.*	646,772	47,505,403
Facebook, Inc., Cl. A*	1,033,450	178,352,801
Palantir Technologies, Inc., Cl. A*,@,(a)	239,030	1,374,423
		511,498,229
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	395,481	19,995,519
IT CONSULTING & OTHER SERVICES—0.4%
Cognizant Technology Solutions Corp., Cl. A	198,888	16,209,372
LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	85,429	23,652,727
LIFE SCIENCES TOOLS & SERVICES—1.9%
Illumina, Inc.*	113,510	36,818,103

	SHARES	VALUE
COMMON STOCKS—94.0% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.9% (CONT.)
Thermo Fisher Scientific, Inc.	154,462	$36,225,973
		73,044,076
MANAGED HEALTH CARE—4.5%
UnitedHealth Group, Inc.	667,556	169,038,530
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Pioneer Natural Resources Co.	140,643	26,619,501
PHARMACEUTICALS—0.5%
Allergan PLC.	42,134	7,756,448
Bristol-Myers Squibb Co.	117,896	6,926,390
GW Pharmaceuticals PLC.#*	39,653	5,355,931
		20,038,769
PROPERTY & CASUALTY INSURANCE—0.6%
The Progressive Corp.	401,549	24,096,955
RAILROADS—2.0%
Union Pacific Corp.	509,015	76,296,258
RESTAURANTS—1.0%
McDonald’s Corp.	248,089	39,083,941
SEMICONDUCTOR EQUIPMENT—1.8%
Applied Materials, Inc.	1,420,490	69,078,429
SEMICONDUCTORS—3.6%
Broadcom, Inc.	309,745	68,692,148
Marvell Technology Group Ltd.	566,693	12,076,228
Microchip Technology, Inc.	150,879	14,096,625
Micron Technology, Inc.*	241,253	12,735,746
NVIDIA Corp.	105,887	25,927,491
		133,528,238
SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	103,307	45,530,494
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	2,898,717	307,495,899
Red Hat, Inc.*	210,296	29,700,104
		337,196,003
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Apple, Inc.	704,175	133,997,461
TOBACCO—0.3%
Philip Morris International, Inc.	115,743	9,988,621
TRADING COMPANIES & DISTRIBUTORS—0.2%
United Rentals, Inc.*	50,756	7,552,493
WIRELESS TELECOMMUNICATION SERVICES—0.4%
T-Mobile US, Inc.*	220,625	13,237,500
TOTAL COMMON STOCKS
(Cost $2,356,016,027)		3,531,660,080

	SHARES	VALUE
PREFERRED STOCKS—0.2%
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	974,841	$5,605,336
Palantir Technologies, Inc., Cl. D*,@,(a)	127,007	730,290
		6,335,626
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	111,655	1,320,879
TOTAL PREFERRED STOCKS (Cost $10,892,407)		7,656,505

MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	575,527	20,097,403
(Cost $15,488,361)		20,097,403

REAL ESTATE INVESTMENT TRUST—1.8%
SPECIALIZED—1.8%
Equinix, Inc.	91,604	40,239,805
SBA Communications Corp., Cl. A*	161,895	25,619,884
		65,859,689
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $66,025,394)		65,859,689
Total Investments (Cost $2,448,422,189)	96.5%	$3,625,273,677
Unaffiliated Securities (Cost $2,448,422,189)		3,625,273,677
Other Assets in Excess of Liabilities	3.5%	130,830,267
NET ASSETS	100.0%	$3,756,103,944

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$3,616,505	0.14%	$1,320,879	0.03%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	1,374,423	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	5,605,336	0.15%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$9,030,928	0.24%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.9%
AEROSPACE & DEFENSE—1.8%
The Boeing Co.	14,063	$5,010,647
AIR FREIGHT & LOGISTICS—0.2%
XPO Logistics, Inc.*	5,646	563,019
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
PVH Corp.	15,358	2,357,760
APPLICATION SOFTWARE—7.6%
Adobe Systems, Inc.*	18,060	4,418,921
Autodesk, Inc.*	19,115	2,455,130
Globant SA*	43,734	2,424,613
RealPage, Inc.*	25,406	1,399,871
salesforce.com, Inc.*	76,011	10,424,909
		21,123,444
BIOTECHNOLOGY—2.2%
Sarepta Therapeutics, Inc.*	17,643	2,050,822
Vertex Pharmaceuticals, Inc.*	22,996	4,025,450
		6,076,272
CONSTRUCTION MATERIALS—1.5%
Vulcan Materials Co.	37,304	4,178,048
DATA PROCESSING & OUTSOURCED SERVICES—6.7%
Automatic Data Processing, Inc.	18,564	2,505,954
PayPal Holdings, Inc.*	51,047	4,193,001
Visa, Inc., Cl. A	87,676	11,988,816
		18,687,771
DIVERSIFIED BANKS—0.8%
Citigroup, Inc.	30,098	2,163,745
DIVERSIFIED CHEMICALS—0.8%
DowDuPont, Inc.	32,420	2,229,523
DIVERSIFIED SUPPORT SERVICES—0.4%
Cintas Corp.	5,554	1,135,682
FINANCIAL EXCHANGES & DATA—4.8%
Intercontinental Exchange, Inc.	80,162	5,924,774
S&P Global, Inc.	37,305	7,477,414
		13,402,188
HEALTH CARE EQUIPMENT—6.5%
AxoGen, Inc.*	41,076	1,845,339
Boston Scientific Corp.*	142,994	4,806,029
Danaher Corp.	63,935	6,558,452
DexCom, Inc.*	16,085	1,530,166
Tandem Diabetes Care, Inc.*	37,022	1,020,326
Zimmer Biomet Holdings, Inc.	18,902	2,372,579
		18,132,891
HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	37,880	7,482,058
INDUSTRIAL CONGLOMERATES—1.7%
Honeywell International, Inc.	29,125	4,649,806

	SHARES	VALUE
COMMON STOCKS—93.9% (CONT.)
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	10,467	$1,718,367
INTERNET & DIRECT MARKETING RETAIL—9.0%
Amazon.com, Inc.*	12,677	22,532,607
Netflix, Inc.*	4,796	1,618,410
Pinduoduo, Inc.#*	34,850	787,262
		24,938,279
INTERNET SOFTWARE & SERVICES—13.9%
Alibaba Group Holding Ltd.#*	58,149	10,887,237
Alphabet, Inc., Cl. C*	11,763	14,318,629
Facebook, Inc., Cl. A*	75,013	12,945,744
Wix.com Ltd.*	4,369	415,055
		38,566,665
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	39,181	1,980,991
IT CONSULTING & OTHER SERVICES—1.2%
EPAM Systems, Inc.*	25,543	3,325,954
LEISURE FACILITIES—2.1%
Vail Resorts, Inc.	21,013	5,817,869
MANAGED HEALTH CARE—4.8%
UnitedHealth Group, Inc.	52,923	13,401,162
RAILROADS—1.7%
Union Pacific Corp.	32,046	4,803,375
SEMICONDUCTOR EQUIPMENT—4.2%
Applied Materials, Inc.	241,601	11,749,057
SEMICONDUCTORS—1.9%
Broadcom, Inc.	24,250	5,377,923
SPECIALIZED CONSUMER SERVICES—0.8%
ServiceMaster Global Holdings, Inc.*	40,825	2,326,617
SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.	6,024	2,654,958
SYSTEMS SOFTWARE—9.7%
Microsoft Corp.	214,031	22,704,408
Red Hat, Inc.*	30,113	4,252,859
		26,957,267
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Apple, Inc.	54,718	10,412,288
TOTAL COMMON STOCKS (Cost $233,193,102)		261,223,626

PREFERRED STOCKS—0.1%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	230,475
(Cost $345,713)		230,475

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—0.4%
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
The Blackstone Group LP.	31,561	$1,102,110
(Cost $1,029,653)		1,102,110
REAL ESTATE INVESTMENT TRUST—0.9%
SPECIALIZED—0.9%
Equinix, Inc.	5,442	2,390,562
(Cost $2,491,945)		2,390,562
Total Investments
(Cost $237,060,413)	95.3%	$264,946,773
Affiliated Securities (Cost $345,713)		230,475
Unaffiliated Securities (Cost $236,714,700)		264,716,298
Other Assets in Excess of Liabilities	4.7%	13,083,530
NET ASSETS	100.0%	$278,030,303

#                 American Depositary Receipts.

(a)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Prosetta Biosciences, Inc., Series D	02/06/15	$345,713	0.80%	$230,475	0.08%
Total				$230,475	0.08%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.6%
AEROSPACE & DEFENSE—2.2%
HEICO Corp.	21,161	$1,616,065
L3 Technologies, Inc.	3,906	837,603
		2,453,668
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Lululemon Athletica, Inc.*	7,018	841,809
PVH Corp.	5,474	840,369
Tapestry, Inc.	25,411	1,197,366
		2,879,544
APPAREL RETAIL—2.8%
Burlington Stores, Inc.*	12,303	1,880,022
Ross Stores, Inc.	13,442	1,175,234
		3,055,256
APPLICATION SOFTWARE—7.9%
ANSYS, Inc.*	6,758	1,141,291
Avalara, Inc.	13,175	505,130
Fair Isaac Corp.*	4,526	911,808
Globant SA*	24,071	1,334,496
PTC, Inc.*	14,647	1,346,206
RealPage, Inc.*	38,698	2,132,260
Smartsheet, Inc., Cl. A*	36,236	779,074
Splunk, Inc.*	5,213	500,969
		8,651,234
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	123,322	1,077,834
AUTO PARTS & EQUIPMENT—1.5%
Aptiv PLC.	17,119	1,678,860
BIOTECHNOLOGY—8.0%
Agios Pharmaceuticals, Inc.*	5,035	435,074
Alnylam Pharmaceuticals, Inc.*	7,831	743,945
BeiGene Ltd.#*	2,927	555,135
BioMarin Pharmaceutical, Inc.*	8,217	826,302
Bluebird Bio, Inc.*	5,046	781,625
Clovis Oncology, Inc.*	12,338	544,599
Exact Sciences Corp.*	5,609	327,846
Halozyme Therapeutics, Inc.*	15,653	283,319
Immunomedics, Inc.*	30,567	731,468
Madrigal Pharmaceuticals, Inc.*	1,387	356,501
Neurocrine Biosciences, Inc.*	9,626	967,317
Sage Therapeutics, Inc.*	2,505	361,522
Sarepta Therapeutics, Inc.*	13,832	1,607,832
TESARO, Inc.*	11,474	399,639
		8,922,124
BUILDING PRODUCTS—1.1%
Lennox International, Inc.	5,468	1,186,993
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
Wabtec Corp.	10,500	1,158,360

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—5.2%
Fiserv, Inc.*	26,470	$1,997,956
FleetCor Technologies, Inc.*	2,288	496,496
GreenSky, Inc., Cl. A*	41,501	717,967
Square, Inc., Cl. A*	14,299	924,430
Worldpay, Inc., Cl. A*	20,259	1,665,087
		5,801,936
DIVERSIFIED SUPPORT SERVICES—1.8%
Cintas Corp.	9,585	1,959,941
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
AMETEK, Inc.	18,498	1,439,144
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
FLIR Systems, Inc.	21,476	1,258,494
Trimble, Inc.*	34,254	1,209,166
		2,467,660
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
BrightView Holdings, Inc.*	22,442	503,374
FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
FMC Corp.	9,890	888,913
FINANCIAL EXCHANGES & DATA—2.2%
Intercontinental Exchange, Inc.	10,559	780,416
MarketAxess Holdings, Inc.	4,314	835,924
MSCI, Inc., Cl. A	5,124	851,557
		2,467,897
HEALTH CARE EQUIPMENT—9.9%
ABIOMED, Inc.*	6,793	2,408,322
AxoGen, Inc.*	18,524	832,191
Cantel Medical Corp.	12,342	1,144,227
DexCom, Inc.*	10,672	1,015,227
Edwards Lifesciences Corp.*	7,265	1,034,899
IDEXX Laboratories, Inc.*	4,974	1,218,282
Masimo Corp.*	6,380	634,300
Penumbra, Inc.*	3,355	477,249
Tandem Diabetes Care, Inc.*	52,890	1,457,648
Zimmer Biomet Holdings, Inc.	5,948	746,593
		10,968,938
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc.*	4,525	1,613,841
HEALTH CARE TECHNOLOGY—1.8%
Medidata Solutions, Inc.*	7,078	525,966
Teladoc, Inc.*	12,080	722,988
Veeva Systems, Inc., Cl. A*	9,449	714,628
		1,963,582
HOME ENTERTAINMENT SOFTWARE—1.4%
Take-Two Interactive Software, Inc.*	14,172	1,601,719
HOTELS RESORTS & CRUISE LINES—2.2%
Hilton Worldwide Holdings, Inc.	14,372	1,130,501

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
HOTELS RESORTS & CRUISE LINES—2.2% (CONT.)
Norwegian Cruise Line Holdings Ltd.*	26,752	$1,338,403
		2,468,904
HOUSEHOLD PRODUCTS—1.2%
Church & Dwight Co., Inc.	24,014	1,342,383
HYPERMARKETS & SUPER CENTERS—0.9%
BJ’s Wholesale Club Holdings, Inc.*	42,485	1,053,203
INDUSTRIAL CONGLOMERATES—1.7%
Roper Technologies, Inc.	6,222	1,878,422
INDUSTRIAL MACHINERY—3.2%
Fortive Corp.	24,942	2,047,239
Xylem, Inc.	19,782	1,514,510
		3,561,749
INTERNET & DIRECT MARKETING RETAIL—0.5%
Pinduoduo, Inc.#*	23,819	538,071
INTERNET SOFTWARE & SERVICES—6.4%
Etsy, Inc.*	68,773	2,810,065
GoDaddy, Inc., Cl. A*	11,321	833,452
GrubHub, Inc.*	14,547	1,773,134
IAC/InterActiveCorp*	3,720	547,770
Palantir Technologies, Inc., Cl. A*,@,(a)	12,426	71,450
Yelp, Inc., Cl. A*	28,730	1,059,562
		7,095,433
IT CONSULTING & OTHER SERVICES—1.8%
EPAM Systems, Inc.*	6,682	870,063
Gartner, Inc.*	8,664	1,173,366
		2,043,429
LEISURE FACILITIES—1.5%
Vail Resorts, Inc.	5,857	1,621,628
LIFE SCIENCES TOOLS & SERVICES—2.2%
Bio-Techne Corp.	2,558	410,917
Illumina, Inc.*	6,302	2,044,117
		2,455,034
MANAGED HEALTH CARE—1.2%
WellCare Health Plans, Inc.*	4,799	1,283,349
MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	28,332	1,396,201
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Encana Corp.	90,909	1,221,817
PHARMACEUTICALS—1.8%
Aerie Pharmaceuticals, Inc.*	16,369	1,105,726
GW Pharmaceuticals PLC.#*	6,621	894,298
		2,000,024
PROPERTY & CASUALTY INSURANCE—1.5%
The Progressive Corp.	28,415	1,705,184

	SHARES	VALUE
COMMON STOCKS—96.6% (CONT.)
REGIONAL BANKS—0.5%
Webster Financial Corp.	8,663	$559,023
RESEARCH & CONSULTING SERVICES—1.0%
IHS Markit Ltd.*	21,789	1,155,471
RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc., Cl. A*	1,800	780,588
Domino’s Pizza, Inc.	2,518	661,378
Dunkin’ Brands Group, Inc.	13,211	919,882
		2,361,848
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	4,978	949,006
SEMICONDUCTORS—1.6%
Marvell Technology Group Ltd.	41,484	884,024
Microchip Technology, Inc.	9,387	877,027
		1,761,051
SPECIALIZED CONSUMER SERVICES—0.6%
ServiceMaster Global Holdings, Inc.*	11,955	681,315
SPECIALTY CHEMICALS—0.8%
WR Grace & Co.	11,648	860,321
SPECIALTY STORES—1.1%
Tiffany & Co.	8,810	1,211,904
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	4,370	498,400
Red Hat, Inc.*	10,260	1,449,020
ServiceNow, Inc.*	2,820	496,207
		2,443,627
TRUCKING—0.6%
Old Dominion Freight Line, Inc.	4,322	634,470
TOTAL COMMON STOCKS (Cost $95,319,884)		107,023,685

PREFERRED STOCKS—0.8%
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	498,027
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	50,675	291,381
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,588	89,766
TOTAL PREFERRED STOCKS (Cost $1,327,444)		879,174

RIGHTS—1.2%
BIOTECHNOLOGY—1.2%
Tolero CDR*,@,(a),(c)	422,928	1,379,227
(Cost $226,186)		1,379,227

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.1%
SPECIALIZED—1.1%
SBA Communications Corp., Cl. A*	7,324	$1,159,023
(Cost $967,657)		1,159,023

SPECIAL PURPOSE VEHICLE—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.*,@,(a)	240,362	267,908
(Cost $240,362)		267,908

Total Investments (Cost $98,081,533)	99.9%	$110,709,017
Affiliated Securities (Cost $747,040)		498,027
Unaffiliated Securities (Cost $97,334,493)		110,210,990
Other Assets in Excess of Liabilities	0.1%	152,992
NET ASSETS	100.0%	$110,862,009

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$245,775	0.14%	$89,766	0.08%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	267,908	0.24%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	71,450	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	291,381	0.26%
Prosetta Biosciences, Inc., Series D	02/06/15	747,040	0.50%	498,027	0.45%
Tolero CDR	02/06/17	226,186	0.23%	1,379,227	1.25%
Total				$2,597,759	2.34%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.5%
AEROSPACE & DEFENSE—1.3%
Hexcel Corp.	14,403	$993,951
Mercury Systems, Inc.*	41,345	1,725,327
		2,719,278
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Canada Goose Holdings, Inc.*	37,365	2,145,872

APPAREL RETAIL—1.1%
Burlington Stores, Inc.*	13,974	2,135,367

APPLICATION SOFTWARE—15.0%
ACI Worldwide, Inc.*	128,607	3,323,205
Avalara, Inc.*	43,674	1,674,461
Blackbaud, Inc.	55,749	5,564,308
Blackline, Inc.*	23,413	999,735
Ellie Mae, Inc.*	15,799	1,567,577
Everbridge, Inc.*	35,503	1,596,925
Guidewire Software, Inc.*	33,899	2,922,094
HubSpot, Inc.*	27,606	3,425,905
Manhattan Associates, Inc.*	39,794	1,914,887
Paycom Software, Inc.*	24,228	2,574,225
Tyler Technologies, Inc.*	21,548	4,848,084
		30,411,406
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
WisdomTree Investments, Inc.	285,829	2,498,145

BIOTECHNOLOGY—5.3%
Bluebird Bio, Inc.*	5,230	810,127
CareDx, Inc.*	126,441	1,701,896
Clovis Oncology, Inc.*	31,988	1,411,950
Exact Sciences Corp.*	30,095	1,759,053
Halozyme Therapeutics, Inc.*	48,673	880,981
Repligen Corp.*	20,428	987,285
Sarepta Therapeutics, Inc.*	27,765	3,227,404
		10,778,696
BREWERS—0.2%
Craft Brew Alliance, Inc.*	20,924	414,295

CONSUMER FINANCE—0.9%
LendingClub Corp.*	438,809	1,807,893

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
GreenSky, Inc., Cl. A*	41,660	720,718

ELECTRONIC COMPONENTS—0.8%
Dolby Laboratories, Inc., Cl. A	26,249	1,691,748

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.2%
Cognex Corp.	90,595	4,781,604
FLIR Systems, Inc.	65,155	3,818,083
		8,599,687
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	5,154	998,691

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	13,446	$934,497

HEALTH CARE EQUIPMENT—13.7%
ABIOMED, Inc.*	24,143	8,559,418
AxoGen, Inc.*	37,139	1,668,470
Cantel Medical Corp.	62,364	5,781,766
DexCom, Inc.*	21,903	2,083,632
Inogen, Inc.*	25,672	5,115,146
Insulet Corp.*	56,861	4,728,561
		27,936,993
HEALTH CARE SUPPLIES—9.2%
Neogen Corp.*	87,415	7,202,996
OraSure Technologies, Inc.*	102,626	1,723,091
Quidel Corp.*	145,655	9,884,148
		18,810,235
HEALTH CARE TECHNOLOGY—7.2%
Medidata Solutions, Inc.*	66,698	4,956,329
Veeva Systems, Inc., Cl. A*	80,573	6,093,736
Vocera Communications, Inc.*	119,973	3,620,785
		14,670,850
HOME ENTERTAINMENT SOFTWARE—3.1%
Take-Two Interactive Software, Inc.*	55,793	6,305,725

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
WageWorks, Inc.*	42,288	2,232,806

HYPERMARKETS & SUPER CENTERS—0.0%
BJ’s Wholesale Club Holdings, Inc.*	2,694	66,784

INDUSTRIAL MACHINERY—2.7%
DMC Global, Inc.	34,632	1,421,644
Sun Hydraulics Corp.	79,026	4,114,093
		5,535,737
INTERNET SOFTWARE & SERVICES—7.4%
Apptio, Inc., Cl. A*	39,083	1,312,016
Coupa Software, Inc.*	21,999	1,348,759
Etsy, Inc.*	65,564	2,678,945
GrubHub, Inc.*	17,142	2,089,438
Q2 Holdings, Inc.*	44,938	2,658,083
Shopify, Inc., Cl. A*	15,953	2,204,864
SPS Commerce, Inc.*	18,644	1,599,469
Yelp, Inc., Cl. A*	32,141	1,185,360
		15,076,934
IT CONSULTING & OTHER SERVICES—1.0%
InterXion Holding NV*	29,993	1,945,946

LEISURE FACILITIES—1.7%
Planet Fitness, Inc., Cl. A*	71,844	3,414,027

LIFE SCIENCES TOOLS & SERVICES—4.2%
Bio-Techne Corp.	36,397	5,846,814

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—4.2% (CONT.)
PRA Health Sciences, Inc.*	24,918	$2,619,879
		8,466,693
MANAGED HEALTH CARE—1.2%
HealthEquity, Inc.*	33,183	2,505,316

MOVIES & ENTERTAINMENT—2.0%
Lions Gate Entertainment Corp., Cl. A	122,147	2,913,206
Live Nation Entertainment, Inc.*	23,163	1,141,473
		4,054,679
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Parsley Energy, Inc., Cl. A*	59,279	1,863,139
TPG Pace Energy Holdings Corp., Cl. A*	88,827	1,092,572
		2,955,711
PERSONAL PRODUCTS—0.4%
elf Beauty, Inc.*	62,327	900,002

PHARMACEUTICALS—0.8%
Aerie Pharmaceuticals, Inc.*	23,786	1,606,744

RESTAURANTS—1.4%
Shake Shack, Inc., Cl. A*	20,022	1,247,971
Wingstop, Inc.	33,118	1,634,374
		2,882,345
SEMICONDUCTORS—0.4%
Universal Display Corp.	8,470	815,661

SPECIALTY CHEMICALS—1.8%
Balchem Corp.	36,700	3,680,643

SPECIALTY STORES—0.8%
Five Below, Inc.*	16,108	1,565,053

SYSTEMS SOFTWARE—2.4%
Proofpoint, Inc.*	43,590	4,971,439
TOTAL COMMON STOCKS (Cost $117,226,355)		196,256,616

PREFERRED STOCKS—0.4%
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	399,789

PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@,(b)	41,238	487,846
TOTAL PREFERRED STOCKS (Cost $1,935,383)		887,635

RIGHTS—0.9%
BIOTECHNOLOGY—0.9%
Dyax Corp.*,@,(b),(c)	21,650	61,486
Neuralstem, Inc., Strike Price: 47.61, 1/8/19*	19,260	—

	SHARES	VALUE
RIGHTS—0.9% (CONT.)
BIOTECHNOLOGY—0.9% (CONT.)
Tolero CDR*,@,(b),(c)	528,559	$1,723,705
		1,785,191
TOTAL RIGHTS (Cost $285,725)		1,785,191

REAL ESTATE INVESTMENT TRUST—0.8%
SPECIALIZED—0.8%
CyrusOne, Inc.	27,950	1,730,664
(Cost $941,405)		1,730,664

SPECIAL PURPOSE VEHICLE—0.4%
CONSUMER FINANCE—0.4%
JS Kred SPV I, LLC.*,@,(b)	775,134	863,964
(Cost $775,134)		863,964
Total Investments (Cost $121,164,002)	99.0%	$201,524,070
Affiliated Securities (Cost $599,684)		399,789
Unaffiliated Securities (Cost $120,564,318)		201,124,281
Other Assets in Excess of Liabilities	1.0%	1,942,201
NET ASSETS	100.0%	$203,466,271

(a)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Dyax Corp. Rights	05/01/15	$0	0.00%	$37,488	0.02%
Dyax Corp. Rights	08/14/15	0	0.00%	23,998	0.01%
Intarcia Therapeutics, Inc., Series DD	03/27/14	1,335,699	0.15%	487,846	0.24%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	863,964	0.42%
Prosetta Biosciences, Inc., Series D	02/06/15	599,684	0.10%	399,789	0.20%
Tolero CDR	02/06/17	285,725	0.16%	1,723,705	0.85%
Total				$3,536,790	1.74%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable) are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes,

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of July 31, 2018, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$596,152,968	$590,429,321	$5,723,647	—
Consumer Staples	11,212,330	11,212,330	—	—
Energy	26,619,501	26,619,501	—	—
Financials	189,890,632	189,890,632	—	—
Health Care	548,776,171	548,776,171	—	—
Industrials	325,150,430	325,150,430	—	—
Information Technology	1,664,344,661	1,662,970,238	—	$1,374,423
Materials	156,275,887	156,275,887	—	—
Telecommunication Services	13,237,500	13,237,500	—	—
TOTAL COMMON STOCKS	$3,531,660,080	$3,524,562,010	$5,723,647	$1,374,423

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$20,097,403	$20,097,403	—	—
PREFERRED STOCKS
Health Care	1,320,879	—	—	$1,320,879
Information Technology	6,335,626	—	—	6,335,626
TOTAL PREFERRED STOCKS	$7,656,505	—	—	$7,656,505
REAL ESTATE INVESTMENT TRUST
Real Estate	65,859,689	65,859,689	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,625,273,677	$3,610,519,102	$5,723,647	$9,030,928

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$42,922,583	$42,922,583	—	—
Financials	17,546,924	17,546,924	—	—
Health Care	37,610,325	37,610,325	—	—
Industrials	16,162,529	16,162,529	—	—
Information Technology	136,200,369	136,200,369	—	—
Materials	10,780,896	10,780,896	—	—
TOTAL COMMON STOCKS	$261,223,626	$261,223,626	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,102,110	1,102,110	—	—
PREFERRED STOCKS
Health Care	230,475	—	—	$230,475
REAL ESTATE INVESTMENT TRUST
Real Estate	2,390,562	2,390,562	—	—
TOTAL INVESTMENTS IN SECURITIES	$264,946,773	$264,716,298	—	$230,475

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$17,893,531	$17,893,531	—	—
Consumer Staples	2,395,586	2,395,586	—	—
Energy	1,221,817	1,221,817	—	—
Financials	5,809,938	5,809,938	—	—
Health Care	29,206,892	29,206,892	—	—
Industrials	15,931,592	15,931,592	—	—
Information Technology	32,815,095	32,743,645	—	$71,450
Materials	1,749,234	1,749,234	—	—
TOTAL COMMON STOCKS	$107,023,685	$106,952,235	—	$71,450
PREFERRED STOCKS
Health Care	587,793	—	—	587,793
Information Technology	291,381	—	—	291,381
TOTAL PREFERRED STOCKS	$879,174	—	—	$879,174

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$1,159,023	$1,159,023	—		—
RIGHTS
Health Care	1,379,227	—	—		$1,379,227
SPECIAL PURPOSE VEHICLE
Financials	267,908	—	—		267,908
TOTAL INVESTMENTS IN SECURITIES	$110,709,017	$108,111,258	—		$2,597,759
Escrow Receivable	$493,684	—	$493,684	*	—

Alger Small Cap Growth
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$17,131,840	$17,131,840	—		—
Consumer Staples	1,381,081	1,381,081	—		—
Energy	2,955,711	2,955,711	—		—
Financials	5,304,729	5,304,729	—		—
Health Care	84,775,527	84,775,527	—		—
Industrials	10,487,821	10,487,821	—		—
Information Technology	70,539,264	70,539,264	—		—
Materials	3,680,643	3,680,643	—		—
TOTAL COMMON STOCKS	$196,256,616	$196,256,616	—		—
PREFERRED STOCKS
Health Care	887,635	—	—		$887,635
REAL ESTATE INVESTMENT TRUST
Real Estate	1,730,664	1,730,664	—		—
RIGHTS
Health Care	1,785,191	—	—	**	1,785,191
SPECIAL PURPOSE VEHICLE
Financials	863,964	—	—		863,964
TOTAL INVESTMENTS IN SECURITIES	$201,524,070	$197,987,280	—		$3,536,790
Escrow Receivable	$616,987	—	$616,987	*	—

* Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero Pharmaceuticals, Inc.

**Alger Small Cap Growth Institutional Fund’s holding of Neuralstem Inc. rights is classified as a Level 2 investment and fair valued at zero as of July 31, 2018.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2017	$1,374,423	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(36,151)
Included in net change in unrealized appreciation (depreciation) on investments	36,151
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	1,374,423
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Capital Appreciation Institutional Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(575)
Included in net change in unrealized appreciation (depreciation) on investments	575
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$12,747,973 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,359,928)
Included in net change in unrealized appreciation (depreciation) on investments	(2,731,540)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	7,656,505
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(5,091,468)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(574,087)
Included in net change in unrealized appreciation (depreciation) on investments	574,087
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2017	$239,694
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(9,219)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	230,475
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(9,219)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2017	$71,450	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,590)
Included in net change in unrealized appreciation (depreciation) on investments	2,590
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	71,450
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Mid Cap Growth Institutional Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(17)
Included in net change in unrealized appreciation (depreciation) on investments	17
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$1,283,070 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(155,739)
Included in net change in unrealized appreciation (depreciation) on investments	(211,846)
Purchases and sales
Purchases	—
Sales	(36,311)
Closing balance at July 31, 2018	879,174
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(365,934)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2017	$1,207,798
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	171,429
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	1,379,227
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$171,429

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2017	$290,165
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(22,257)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	267,908
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(22,257)

Alger Mid Cap Growth Institutional Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(17,111)
Included in net change in unrealized appreciation (depreciation) on investments	17,111
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2017	$2,784,079
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,896,444)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	887,635
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(1,896,444)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2017	$1,570,945
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	214,246
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	1,785,191
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$214,246

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2017	$935,742
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(71,778)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	863,964
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(71,778)

* Includes securities that are fair valued at $0.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted Average
	July 31, 2018	Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,374,423	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	7,656,505	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%	N/A
			Market Quotation	N/A*	N/A
Alger Capital Appreciation Focus Fund
Preferred Stocks	$230,475	Income Approach	Discount Rate	41%-45%	N/A
Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	498,027	Income Approach	Discount Rate	41%-45%	N/A
Preferred Stocks	381,147	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%	N/A
			Market Quotation	N/A*	N/A
Special Purpose Vehicle	267,908	Market Approach	Revenue Multiple	2.85x-4.26x	N/A
Rights	1,379,227	Income Approach	Discount Rate	5.70%-27.40%	N/A
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$339,789	Income Approach	Discount Rate	41%-45%	N/A
Preferred Stocks	487,846	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%
Special Purpose Vehicle	863,964	Market Approach	Revenue Multiple	2.85x-4.26x	N/A
Rights	1,785,191	Income Approach	Discount Rate	2.05%-27.40%	16.05%

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at July 31, 2018.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above.

On July 31, 2018, there were no transfers of securities between Level 1, Level 2 and Level 3.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2018, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$140,834,805	—	$140,834,805	—
Alger Capital Appreciation Focus Fund	15,184,178	—	15,184,178	—
Alger Mid Cap Growth Institutional Fund	193,869	—	193,869	—
Alger Small Cap Growth Institutional Fund Bank overdraft	(187,579)	$(187,579)	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments throughout the period or as of July 31, 2018.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

Security	Shares/ Par at October 31, 2017	Purchases/ Conversion	Sales/ Conversion		Shares/ Par at July 31, 2018	Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2018
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream , Inc.*	124,658	—	(124,658	)*	—	—	$(36,151)	$36,151	—
Preferred Stocks
Choicestream, Inc., Series A*	1,074,935	—	(1,074,935	)*	—	—	(859,605)	859,605	—
Choicestream, Inc., Series B*	2,500,538	—	(2,500,538	)*	—	—	(1,500,323)	1,500,323	—
Warrants
Choicestream, Inc., 6/22/26*	574,662	—	(574,662	)*	—	—	(574,087)	574,087	—
Corporate Bonds
Choicestream, Inc., 11.00%, 8/05/18*	574,662	—	(574,662	)*	—	—	(575)	575	—
Total						—	$(2,970,741)	$2,970,741	—

Security	Shares/ Par at October 31, 2017	Purchases/ Conversion	Sales/ Conversion	Shares/ Par at July 31, 2018	Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2018
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	76,825	—	—	76,825	—	—	—	$230,475
Total					—	—	—	$230,475

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares/ Par at October 31, 2017	Purchases/ Conversion	Sales/ Conversion		Shares/ Par at July 31, 2018	Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2018
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc.*	8,930	—	(8,930	)*	—	—	$(2,590)	$2,590	—
Preferred Stocks
Choicestream, Inc., Series A*	77,008	—	(77,008	)*	—	—	(61,582)	61,582	—
Choicestream, Inc., Series B*	144,793	—	(144,793	)*	—	—	(86,876)	86,876	—
Prosetta Biosciences, Inc., Series D	166,009	—	—		166,009	—	—	—	$498,027
Warrants
Choicestream, Inc., 6/22/26*	17,128	—	(17,128	)*	—	—	(17,111)	17,111	—
Corporate Bonds
Choicestream, Inc.*	17,128	—	(17,128	)*	—	—	(17)	17	—
Total						—	$(168,176)	$168,176	$498,027

Security	Shares/ Par at October 31, 2017	Purchases/ Conversion	Sales/ Conversion	Shares/ Par at July 31, 2018	Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2018
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	133,263	—	—	133,263	—	—	—	$399,789
Total					—	—	—	$399,789

* The company was dissolved on December 20, 2017.

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	September 20, 2018

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date:	September 20, 2018